Average Annual Total Returns - FidelityLowDurationBondFactorETF-PRO - FidelityLowDurationBondFactorETF-PRO - Fidelity Low Duration Bond Factor ETF	Dec. 30, 2024
Fidelity Low Duration Bond Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	6.39%
Past 5 years	2.42%
Since Inception	2.34%	[1]
Fidelity Low Duration Bond Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.12%
Past 5 years	1.44%
Since Inception	1.35%	[1]
Fidelity Low Duration Bond Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.75%
Past 5 years	1.43%
Since Inception	1.37%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.39%
IXXXY
Average Annual Return:
Past 1 year	4.59%
Past 5 years	1.70%
Since Inception	1.75%
IXYS2
Average Annual Return:
Past 1 year	6.63%
Past 5 years	2.66%
Since Inception	2.58%

[1]	A From June 12, 2018 .